Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of assets held in the Trust Account
The following table presents information about the Company’s assets that are measured at amortized cost on a recurring basis at September 30, 2025:

	Held to Maturity	Amortized Cost	Unrealized Gain	Fair Value
September 30, 2025
U.S. Treasury Securities (Mature on 11/13/25 and 12/4/25)		$419,552,420	$18,587	$419,571,007

Schedule of liabilities held in the Trust Account
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2025:

	Level	Fair Value
September 30, 2025
Subscription agreement liability	3	$36,544,215

Summary of the key inputs into the PWERM model	The following inputs were used in the PWERM valuation model to determine the fair value of the BTIG Founder Shares:

May 13, 2025
Restricted term (years)	2.50
Risk-free rate	3.97%
Volatility	6.00%
Discount for lack of marketability	2.20%

Summary of the Subscription Agreement Liability

Subscription Agreement Liability
Fair value as of September 8, 2025	$6,044,986
Change in valuation inputs or other assumptions	30,499,229

Fair value as of September 30, 2025	$36,544,215

Schedule of quantitative information regarding market assumptions	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

May 15, 2025
Market price of Public Shares	$9.923
Term (years)	2.96
Risk-free rate	3.95%
Volatility	6.1%
Likelihood of completing a business combination	19.2%

Derivative Financial Instruments, Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of the key inputs into the PWERM model
The key inputs into the PWERM model for the subscription agreement liability were as follows:

	September 8, 2025	September 30, 2025
Market price of Public Shares	$10.20	$12.86
Term (years)	0.53	0.47
Risk-free rate	3.83%	3.85%
Volatility	8.71%	10.06%
Likelihood of completing a business combination	95%	95%